Post-employment benefits	12 Months Ended
Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Abstract]
Post-employment benefits

10. Post-employment benefits

In accordance with the mandatory Swiss pension fund law, all employees of the Company participate in a retirement defined benefit plan. Swiss based pension plans are governed by the Swiss Federal Law on Occupational Retirement, Survivors’ and Disability Pension Plans (the “LPP”), which stipulates that pension plans are to be managed by independent, legally autonomous units. Under the terms of the pension plan, participants are insured against the financial consequences of old age, disability and death. The various insurance benefits are governed by regulations, with the LPP specifying the minimum benefits that are to be provided. The employer and employees pay contributions to the pension plan. In the event the pension plan’s statutory funding falls below a certain level, various measures can be taken to increase funding above such level, such as increasing the current contribution, lowering the interest rate on the retirement account balances or reducing the additional prospective benefits. The employer can also make additional restructuring contributions. Since the risks of death and disability are fully reinsured by an insurance group, the savings plan must be qualified as a defined benefit plan. As required by IAS 19 Employee Benefits, the projected unit credit method has been used in the calculation of present value of the benefit obligations and the related current service cost.

The investment risk is borne by the insurer and the reinsurer respectively, and the investment decision is taken by the board of trustees of the collective insurance.

In 2016, the pension fund changed the pension conversion rates, what has been considered as an amendment of the pension plan.

in USD ‘000	2017	2016
Change in defined benefit obligation
Defined benefit obligation at January 1,	(9,201)	(7,765)
Current service cost	(795)	(774)
Interest cost	(72)	(70)
Net benefits paid	(1,604)	(643)
Currency translation effects	(403)	163
Remeasurements:
Impact of plan amendment	—	512
Effect of changes in demographic assumptions	—	(316)
Effect of changes in financial assumptions	155	(203)
Effect in experience assumptions	(310)	(105)
Defined benefit obligation at December 31,	(12,230)	(9,201)

in USD ‘000	2017	2016
Change in plan assets
Fair value of plan assets at January 1,	6,369	5,102
Interest income	55	50
Employer contributions	403	333
Employee contributions	403	333
Net benefits paid	1,604	643
Currency translation effects	284	(117)
Remeasurements: return on plan assets (excluding interest income)	13	25
Fair value of plan assets at December 31,	9,131	6,369

	Year ended December 31,
in USD ‘000	2017	2016
Components of defined benefit cost
Current service cost	795	774
Interest expense on defined benefit obligation	72	70
Interest income on plan assets	(55)	(50)
Employee contributions	(403)	(333)
Impact of plan amendment	—	(512)
Total included in staff costs (note 14)	409	(51)

	Year ended December 31,
in USD ‘000	2017	2016
Remeasurements recognized in other comprehensive loss
Effect of changes in demographic assumptions	—	(316)
Effect of changes in financial assumptions	155	(203)
Effect in experience assumptions	(310)	(105)
Return on plan assets (excluding interest income)	13	25
Total remeasurements recognized as other comprehensive loss	(142)	(599)
Cumulative amount of remeasurements immediately recognized in other comprehensive loss	(3,581)	(3,439)

	As at December 31,
in USD ‘000	2017	2016
Amounts recognized in the statement of financial position
Defined benefit obligation	(12,230)	(9,201)
Fair value of plan assets	9,131	6,369
Net liability	(3,099)	(2,832)

in USD ‘000	2017	2016
Change in defined benefit liability
Net defined benefit liability at January 1,	(2,832)	(2,663)
Defined benefit cost included in statement of comprehensive loss	(409)	51
Total remeasurements included in other comprehensive loss	(142)	(599)
Employer contributions	403	333
Currency translation effects	(119)	46
Net defined benefit liability at December 31,	(3,099)	(2,832)

As of the date of preparation of these consolidated financial statements, the annual report for 2017 of the pension fund has not yet been issued, and therefore the detailed structures and assets held at December 31, 2017, are not currently available for presentation. The detailed structures and assets held at December 31, 2016, are as follows:

Plan assets	As at December 31, 2016
Cash	2.7%
Bonds	65.2%
Shares	9.5%
Real estate	15.1%
Mortgages	7.4%
Alternative investments	0.1%
Total	100.0%

To develop the expected long-term rate of return on asset assumption, the Group considered the current level of expected returns on risk free investments (high-quality corporate bonds), the historical level of the risk premium associated with the other asset classes in which the portfolio is invested, and the expectation for future returns of each asset allocation.

The principal actuarial assumptions used were as follows:

	2017	2016
Discount rate	0.80%	0.70%
Salary increase (including inflation)	1.00%	1.00%
Rate of pension increases	0.25%	0.25%
Post-employment mortality table	LPP 2015 G	LPP 2015 G

Sensitivity analysis illustrates the sensitivity of the Group defined benefit obligation at December 31, 2017 by varying the discount rate and the salary increase rate by plus / minus 50 basis points:

in USD ‘000	Discount rate	Discount rate	Salary increase	Salary increase	Rate of pension increase	Rate of pension increase
Sensitivity analysis	plus 50bps	minus 50bps	plus 50bps	minus 50bps	plus 25bps	minus 25bps
Discount rate	1.30%	0.30%	0.80%	0.80%	0.80%	0.80%
Salary increase	1.00%	1.00%	1.50%	0.50%	1.00%	1.00%
Rate of pension increases	0.25%	0.25%	0.25%	0.25%	0.50%	0.00%
Defined benefit obligation	(11,177)	(13,471)	(12,331)	(12,135)	(12,544)	(11,934)

Average duration of the defined benefit obligation					2017	2016
Duration in years					18.8	19.8

Expected contributions by the employer to be paid to the post-employment benefit plans during the annual period beginning after the end of the reporting period amount to approximately USD 440,000.